Form N-1A Cover	Dec. 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Morgan Stanley ETF Trust
Entity Central Index Key	0001676326
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 05, 2025
Prospectus Date	Jan. 28, 2025